Details of Significant Accounts - Other income, schedule of other income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Details of Significant Accounts
Subsidy from government	$ 21	$ 1	$ 21
Others	12	74	97
Other income	$ 33	$ 75	$ 118